Income Taxes	12 Months Ended
Sep. 30, 2018
Income Taxes
Income Taxes
10.	Income Taxes

The Company is subject to Canadian federal and provincial taxes at an approximate rate of 26.75% and United States federal and state income taxes at an approximate rate of 21% (2017 – 34%). The reconciliation of the provision for income taxes at the federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	2018	2017

Income tax recovery at statutory rate	$(281,940)	$(158,120)
Permanent differences and other	80,404	(1,505)
Change in enacted tax rate	(2,442)	27,342
Change in substantive tax rates of foreign jurisdiction	—	(15,967)
Change in valuation allowance	203,978	148,250
Income tax provision	$—	$—

The significant components of deferred income tax assets and liabilities are as follows:

	2018	2017

Net operating losses carried forward	$708,497	$506,004
Property and equipment	152,406	152,996
Intangible assets	56,023	53,948
Valuation allowance	(916,926)	(712,948)
Net deferred income tax asset	$—	$—

The 2017 Act reduces the corporate tax rate from 34% to 21% for tax years beginning after December 31, 2017. For net operating losses arising after December 31, 2017, the 2017 Act limits a taxpayer’s ability to utilize net operating losses carryforwards to 80% of taxable income. In addition, net operating losses arising after 2017 can be carried forward indefinitely, but carryback is generally prohibited. Net operating losses generated in tax years beginning before January 1, 2018 will not be subject to the taxable income limitation. The 2017 Act would generally eliminate the carryback of all net operating losses arising in a tax year ending after 2017 and instead would permit all such net operating losses to be carried forward indefinitely. The Company has net operating losses carried forward of $2,672,742 which may be carried forward to apply against future years’ taxable income, subject to the final determination by taxation authorities, expiring in the following years:

	Canada	USA

2029	$—	$54,040
2030	—	101,259
2034	367,617	—
2035	478,547	1,003
2036	188,742	1,000
2037	412,456	—
2038	976,901	99,586
	$2,424,263	$256,888